Taxation (Tables)	12 Months Ended
Jun. 30, 2023
Taxation [Abstract]
Income Tax Provision and Reconciliation of Income Tax Provision
3.1.	Taxation

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000 [1]
Tax expense comprises:
Income tax
Current tax benefit / (expense)	-	-	-
Tax expense related to movements in deferred tax balances	-	-	-
Total tax (expense) / benefit	-	-	-
Numerical reconciliation between tax (expense) / benefit and pre-tax net result:
Loss before tax	(6,391)	(8,503)	(14,042)
Prima facie taxation benefit at 30%	(1,917)	(2,551)	(4,213)
Decrease / (increase) in income tax benefit due to:
Non-deductible expenses	1,337	964	822
Foreign exchange and other translation adjustments	(586)	(652)	943
Additional tax deductible expenditure	(166)	(131)	(54)
Unrecognised tax losses relating to current year	1,181	2,528	2,321
Adjustments for prior years	151	(158)	181
Income tax (expense) / benefit	-	-	-

Deferred Tax
Deferred tax relates to the following:
	06/30/2023	06/30/2022
	$’000	$’000
Deferred tax relates to the following
Foreign exchange gain/loss	(1,238)	(652)
Losses available for offsetting against future taxable income	1,238	652
Net deferred tax asset	-	-

Non-recognized Tax Losses
	Jurisdiction 06/30/2023
	Australia	USA	Canada
	AUD$'000	US$'000	CAD$'000
Non-recognized tax losses - revenue
Balance at the beginning of the period	21,144	11,830	219
Movement during the period	(944)	3,725	37
Balance at the end of the period	20,200	15,555	256

	AUD$'000	US$'000	CAD$'000
Non-recognized tax losses - capital
Balance at the beginning of the period	7,307	-	-
Movement during the period	-	-	-
Balance at the end of the period	7,307	-	-
Total revenue and capital losses not recognized	27,507	15,555	256